Note 10 - Additional Information on Operating Expenses by Nature	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of additional information [text block]
10.	ADDITIONAL INFORMATION ON OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment expenses are included in the following income statement accounts for the years
2019,
2018
and
2017:

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2019	2018	2017	2019	2018	2017

Cost of sales (i)	2,671.6	2,681.9	2,364.7	12.4	10.3	6.2
Distribution expenses	649.0	570.9	555.8	–	–	–
Sales and marketing expenses	557.7	586.0	533.9	319.4	117.1	142.3
Administrative expenses	272.0	306.9	296.0	195.5	175.2	142.0
	4,150.3	4,145.7	3,750.4	527.3	302.6	290.5

(i) These amounts added to
R$1,976.6
mentioned in Note
9
-
Payroll and related benefits
, total
R$4,660.7.
The remaining amount of
R$17,017.5,
recorded in cost of sales, refers to other production costs.